Derivatives - Notional amounts of derivatives (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 547,997,163	₩ 480,094,055
Trading purpose | Interest Rates Related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		66,773,009	57,994,398
Trading purpose | Interest Rates Related | Over the counter | Interest Rate Option
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		926,000	825,057
Trading purpose | Interest Rates Related | Over the counter | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		65,847,009	57,169,341
Trading purpose | Foreign currency related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		260,467,828	231,164,037
Trading purpose | Foreign currency related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		258,485,272	229,629,273
Trading purpose | Foreign currency related | Over the counter | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		186,552,883	167,805,176
Trading purpose | Foreign currency related | Over the counter | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		68,522,136	59,641,567
Trading purpose | Foreign currency related | Over the counter | Currency options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,410,253	2,182,530
Trading purpose | Foreign currency related | Exchange traded | Currency futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,982,556	1,534,764
Trading purpose | Interest rates related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		246,328,584	205,064,890
Trading purpose | Interest rates related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		179,555,575	147,070,492
Trading purpose | Interest rates related | Exchange traded | Interest rate swap contract
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives	[1]	175,593,544	142,194,805
Trading purpose | Interest rates related | Exchange traded | Interest Rate Future
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,962,031	4,875,687
Trading purpose | Credit related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		5,921,861	5,041,093
Trading purpose | Credit related | Over the counter | Credit Swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		5,079,897	4,231,106
Trading purpose | Credit related | Over the counter | Total return swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		841,964	809,987
Trading purpose | Equity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		6,945,470	10,952,283
Trading purpose | Equity related | Over the counter
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		5,095,229	8,899,619
Trading purpose | Equity related | Over the counter | Equity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,811,480	5,975,657
Trading purpose | Equity related | Over the counter | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		2,283,749	2,923,962
Trading purpose | Equity related | Exchange traded
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,850,241	2,052,664
Trading purpose | Equity related | Exchange traded | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		492,549	452,322
Trading purpose | Equity related | Exchange traded | Equity Futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,357,692	1,600,342
Trading purpose | Commodity related
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,947,425	2,294,585
Trading purpose | Commodity related | Over the counter | Commodity Swaps And Forwards
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		1,698,190	2,121,686
Trading purpose | Commodity related | Exchange traded | Commodity Futures
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		249,235	172,899
Hedging purpose
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		26,385,995	25,577,167
Hedging purpose | Foreign currency related | Currency forward
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		3,713,759	4,345,149
Hedging purpose | Foreign currency related | Currency swap
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		9,059,479	7,993,851
Hedging purpose | Foreign currency related | Equity Options
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		0	18,750
Hedging purpose | Foreign currency related | Interest rate forwards and swaps
Notional amounts of derivatives [Line Items]
Notional amounts of derivatives		₩ 13,612,757	₩ 13,219,417

[1]	The notional amounts of derivatives outstanding that are to be settled in the ‘Central Counter Party (CCP)’system.